LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS - Schedule of Liabilities Arising From Non-Participating Investment Contracts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
At 1 January	£ 38,452
At 31 December	45,040	£ 38,452
Non participating life insurance policy
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
At 1 January	38,452	37,459
New business	4,187	2,113
Changes in existing business	2,401	(1,120)
At 31 December	£ 45,040	£ 38,452